INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX [Abstract]
Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31 follows:

	2021	2020	2019
	(In thousands)
Current expense	$12,506	$15,459	$10,237
Deferred expense (benefit)	1,912	(2,130)	1,088
Income tax expense	$14,418	$13,329	$11,325

Reconciliation of Income Tax Expense Computed by Applying the Statutory Federal Income Tax Rate
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 21% for 2021, 2020 and 2019 to the income before income tax for the years ended December 31 follows:

	2021	2020	2019
	(In thousands)
Statutory rate applied to income before income tax	$16,236	$14,591	$12,130
Tax-exempt income	(1,487)	(690)	(375)
Share-based compensation	(184)	(204)	(204)
Bank owned life insurance	(119)	(196)	(233)
Unrecognized tax benefit	(11)	(206)	(134)
Non-deductible meals, entertainment and memberships	32	57	86
Other, net	(49)	(23)	55
Income tax expense	$14,418	$13,329	$11,325

Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2021	2020
	(In thousands)
Deferred tax assets
Allowance for credit losses (1)	$9,923	$7,363
Property and equipment	1,405	1,047
Lease liabilities	1,386	1,652
Reserve for unfunded lending commitments	941	379
Share-based compensation	734	742
Deferred compensation	390	321
Loss reimbursement on sold loans reserve	242	214
Non accrual loan interest income	194	203
Other than temporary impairment charge on securities available for sale	144	144
Other	276	-
Gross deferred tax assets	15,635	12,065
Deferred tax liabilities
Capitalized mortgage loan servicing rights	5,509	3,550
Deferred loan fees	2,011	1,901
Unrealized gain on securities available for sale	1,674	4,206
Lease right of use asset	1,361	1,606
Purchase premiums, net	735	509
Other	-	18
Gross deferred tax liabilities	11,290	11,790
Deferred tax assets, net (2)	$4,345	$275

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
(2)	Included in accrued income and other assets on the Consolidated Statements of Financial Position.

Changes in Unrecognized Tax Benefits
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2021	2020	2019
	(In thousands)

Balance at beginning of year	$180	$438	$588
Additions based on tax positions related to the current year	11	15	20
Reductions due to the statute of limitations	(11)	(273)	(170)
Reductions due to settlements	-	-	-
Balance at end of year	$180	$180	$438